Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Property, plant and equipment
	Leasehold properties and improvements £’000	Plant and equipment £’000	Assets under construction £’000	Total £’000
Cost:
At January 1, 2019	11,137	25,639	989	37,765
Additions	215	1,150	2,713	4,078
Transfers	1,090	41	(1,131)	-
Effect of foreign currency translation	(17)	(4)	-	(21)
Disposals	(185)	(500)	-	(685)
At December 31, 2019	12,240	26,326	2,571	41,137
Additions	564	775	1,735	3,074
Transfers	4,123	2	(4,125)	-
Effect of foreign currency translation	(27)	(2)	-	(29)
Disposals	(1,090)	(1,118)	(61)	(2,269)
At December 31, 2020	15,810	25,983	120	41,913
Depreciation and impairment:
At January 1, 2019	3,752	13,139	-	16,891
Depreciation charge for the year	2,047	4,502	-	6,549
Effect of foreign currency translation	(2)	(3)	-	(5)
Disposals	(155)	(445)	-	(600)
At December 31, 2019	5,642	17,193	-	22,835

Depreciation charge for the year	2,356	4,090	-	6,446
Effect of foreign currency translation	(7)	(67)	-	(74)
Disposals	(156)	(892)	-	(1,048)
At December 31, 2020	7,835	20,324	-	28,159
Carrying value:
At December 31, 2020	7,975	5,659	120	13,754
At December 31, 2019	6,698	9,133	2,571	18,302
At January 1, 2019	7,385	12,500	989	20,874